SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
REPORTABLE OPERATING SEGMENTS
The Company is organized in two reportable segments: Steel and Mining.
The Steel segment includes the sales of steel products, which comprises slabs, hot rolled coils and sheets, cold rolled coils and sheets, tin plate, welded pipes, hot dipped galvanized and electro-galvanized sheets, pre-painted sheets, billets (steel in its basic, semi-finished state), wire rod and bars and other tailor-made products to serve its customers’ requirements.
It also includes the sales of energy.
The Steel segment comprises four operating segments: Mexico, Southern Region, Brazil and Other markets. These four segments have been aggregated considering the economic characteristics and financial effects of each business activity in which the entity engages; the related economic environment in which it operates; the type or class of customer for the products; the nature of the products; and the production processes. The Mexico operating segment comprises the Company’s businesses in Mexico. The Southern region operating segment manages the businesses in Argentina, Paraguay, Chile, Bolivia and Uruguay. The Brazil operating segment includes the business generated in Brazil. The Other markets operating segment includes businesses mainly in United States, Colombia, Guatemala, El Salvador, Honduras, Costa Rica and Nicaragua.
The Mining segment includes the sales of mining products, mainly iron ore and pellets, and comprises the mining activities of Las Encinas, an iron ore mining company in which Ternium holds a 100% equity interest and the 50% of the operations and results performed by Peña Colorada, another iron ore mining company in which Ternium maintains that same percentage over its equity interest. Both mining operations are located in Mexico. For Peña Colorada, the Company recognizes its assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
Ternium’s Chief Operating Decision Maker (CEO) holds monthly meetings with senior management, in which operating and financial performance information is reviewed, including financial information that differs from IFRS principally as follows:

-	The use of direct cost methodology to calculate the inventories, while under IFRS is at full cost, including absorption of production overheads and depreciation.

-	The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost (with the FIFO method).

-	Other timing and non-significant differences.
Most information on segment assets is not disclosed as it is not reviewed by the CEO.

5.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2019
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	10,186,171	364,058	(357,411)	10,192,818
Cost of sales	(8,552,493)	(259,535)	359,588	(8,452,440)

Gross profit	1,633,679	104,523	2,177	1,740,378

Selling, general and administrative expenses	(885,146)	(12,330)	—	(897,475)
Other operating income, net	21,931	(268)	—	21,663

Operating income - IFRS	770,466	91,924	2,177	864,566

Management view
Net sales	10,230,650	417,619	(410,972)	10,237,297
Operating income	841,169	146,636	2,177	989,982
Reconciliation items:
Differences in Cost of sales				99,315
Effect of inflation adjustment (Note 4 (cc))				(224,731)

Operating income - IFRS				864,566

Financial income (expense), net				(98,969)
Equity in earnings (losses) of non-consolidated companies				60,967

Income before income tax expense - IFRS				826,564

Depreciation and amortization - IFRS	(612,744)	(48,368)	—	(661,112)

	Year ended December 31, 2018
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	11,453,420	282,000	(280,613)	11,454,807
Cost of sales	(8,524,890)	(239,893)	281,455	(8,483,328)

Gross profit	2,928,530	42,107	842	2,971,479

Selling, general and administrative expenses	(860,881)	(15,883)	—	(876,764)
Other operating income, net	12,950	706	—	13,656

Operating income - IFRS	2,080,599	26,930	842	2,108,371

Management view
Net sales	11,723,883	333,892	(332,505)	11,725,270
Operating income	1,768,115	91,418	(6,213)	1,853,319
Reconciliation items:
Differences in Cost of sales				541,492
Effect of inflation adjustment (Note 4 (cc))				(286,440)

Operating income - IFRS				2,108,371

Financial income (expense), net				(179,576)
Equity in earnings (losses) of non-consolidated companies				102,772

Income before income tax expense - IFRS				2,031,567

Depreciation and amortization - IFRS	(537,885)	(51,415)	—	(589,299)
5.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2017
	Steel	Mining	Inter- segment eliminations	Total
IFRS

Net sales	9,700,260	271,477	(271,441)	9,700,296
Cost of sales	(7,465,751)	(212,860)	275,586	(7,403,025)

Gross profit	2,234,509	58,617	4,145	2,297,271

Selling, general and administrative expenses	(811,487)	(12,760)	—	(824,247)
Other operating income, net	(17,011)	771	—	(16,240)

Operating income - IFRS	1,406,011	46,628	4,145	1,456,784

Management view
Net sales	9,700,260	287,152	(287,116)	9,700,296
Operating income	1,065,605	66,694	(1,291)	1,131,008
Reconciliation items:
Differences in Cost of sales				325,776

Operating income - IFRS				1,456,784

Financial income (expense), net				(165,090)
Equity in earnings (losses) of non-consolidated companies				68,115

Income before income tax expense - IFRS				1,359,809

Depreciation and amortization - IFRS	(424,529)	(49,770)	—	(474,299)

GEOGRAPHICAL INFORMATION
The Company has revenues attributable to the Company’s country of incorporation (Luxembourg), related to a contract acquired as a part of the business combination disclosed in note 3.
For purposes of reporting geographical information, net sales are allocated based on the customer’s location. Allocation of depreciation and amortization is based on the geographical location of the underlying assets.

	Year ended December 31, 2019
	Mexico	Southern region	Other markets (2)	Total

Net sales	5,477,690	1,704,132	3,010,996	10,192,818

Non-current assets (1)	4,584,802	1,008,860	1,889,757	7,483,419

	Year ended December 31, 2018
	Mexico	Southern region	Other markets (2)	Total

Net sales	6,345,137	1,941,168	3,168,502	11,454,807

Non-current assets (1)	4,093,288	1,071,705	1,665,140	6,830,133

	Year ended December 31, 2017
	Mexico	Southern region	Other markets (2)	Total

Net sales	5,629,267	2,316,444	1,754,585	9,700,296

Non-current assets (1)	4,042,914	643,411	1,756,007	6,442,332
(1) Includes Property, plant and equipment and Intangible assets.
(2) Includes the assets related to the business acquisition disclosed in note 3.
5.    SEGMENT INFORMATION (continued)
REVENUES BY PRODUCT

	Year ended December 31,
	2019	2018	2017

Semi-finished (1)	51,496	103,099	123,752
Slabs	1,753,090	1,818,235	715,513
Hot rolled (2)	3,275,941	3,961,144	3,366,697
Cold rolled	1,165,406	1,264,940	1,321,663
Coated (3)	3,263,463	3,506,040	3,391,328
Roll-formed and tubular (4)	380,688	437,514	472,253
Other products (5)	302,734	363,835	309,090

TOTAL SALES	10,192,818	11,454,807	9,700,296

(1)	Semi-finished includes billets and round bars.

(2)	Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.

(3)	Coated includes tin plate and galvanized products.

(4)	Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.

(5)	Other products include mainly sales of energy and pig iron.